Fair value measurement - Assets and liabilities (Details) - Recurring - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair value measurement
Consideration payable for acquisition-current	¥ (2,574)	¥ (7,995)
Consideration payable for acquisition-noncurrent		(954)
Total	(2,574)	(8,949)
Level 3 Inputs
Fair value measurement
Consideration payable for acquisition-current	(2,574)	(7,995)
Consideration payable for acquisition-noncurrent		(954)
Total	¥ (2,574)	¥ (8,949)